Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,884,596.1
Previously Paid Amount	0
Total Fee Amount	1,088.86
Total Offset Amount	0
Net Fee	$ 1,088.86